Risk Management Section - Aging Analysis (Past Due But Performing) Consumer lending portfolio by geographic area, outstandings (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 878,985	€ 876,444
ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3,367	4,440
ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	840	934
ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	899	1,870
ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	476	606
ING Bank consumer lending portfolio, outstandings [member] | Poland [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	236	215
ING Bank consumer lending portfolio, outstandings [member] | Luxembourg [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	56	46
ING Bank consumer lending portfolio, outstandings [member] | Spain [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	27	55
ING Bank consumer lending portfolio, outstandings [member] | France [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	13	11
ING Bank consumer lending portfolio, outstandings [member] | United Kingdom [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3	5
ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	484	515
ING Bank consumer lending portfolio, outstandings [member] | Americas [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3	3
ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3	2
ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	328	178
ING Bank consumer lending portfolio, outstandings [member] | Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets		€ 1
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	2,619
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	829
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	733
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	372
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Poland [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	145
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Luxembourg [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	21
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Spain [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | France [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	2
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | United Kingdom [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	195
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Americas [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3
Residential Mortgages [member] | ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	310
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	749
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	11
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	166
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	104
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Poland [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	90
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Luxembourg [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	36
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Spain [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	24
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | France [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	10
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	290
Other retail [member] | ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 18